RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)																1 Months Ended												3 Months Ended		7 Months Ended	11 Months Ended	12 Months Ended
	Jan. 07, 2020	Jan. 02, 2020	Dec. 11, 2019	Nov. 18, 2019	Oct. 15, 2019	Oct. 11, 2019	Sep. 10, 2019	Jul. 30, 2019	Jul. 17, 2019	Jun. 19, 2019	May 15, 2019	Apr. 17, 2018	Jun. 29, 2017	Jun. 11, 2017	Jun. 11, 2017	Mar. 19, 2020	Dec. 23, 2019	Nov. 19, 2019	Nov. 18, 2019	Nov. 18, 2019	Nov. 15, 2019	Sep. 25, 2019	Aug. 19, 2019	Jul. 30, 2019	Dec. 27, 2018	Jun. 29, 2018	Jun. 15, 2018	Mar. 31, 2020	Mar. 31, 2019	Nov. 18, 2019	Dec. 17, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 16, 2018
Related Party Transactions (Textual)
Interest expense debt																												$ 23	$ 6,784			$ 188,159	$ 196,496
Interest expenses to related party																																24,771	14,141
Amortization of debt discount																																343,039	614,277
Accrued interest																																11,643
Number of shares issued on debt conversion																			17,641,713												99,106,803
Convertible debt																												457,072				359,362	790,093
Notes payable																												21,921				61,631	56,044
Debt discount																												538,060				371,387	777,242
Value of the beneficial conversion feature as debt discount																												$ 326,750	$ 284,884			$ 882,448	$ 2,141,024
Common stock, outstanding																												157,529,712				128,902,124	8,883,922
Shares issued for services (in shares)																														3,177,015
Executive Officer [Member]
Related Party Transactions (Textual)
Vested shares		5,123,750
Restricted Stock [Member] | Executive Officer [Member]
Related Party Transactions (Textual)
Shares issued for services (in shares)		20,495,000
Agregate shares of common stock		15,371,250
8% Convertible Notes Payable Due December 16, 2017 [Member] | Strategic IR [Member]
Related Party Transactions (Textual)
Conversion price (in dollars per share)														$ 0.20	$ 0.20
Face amount														$ 10,000	$ 10,000
Increase interest rate															15.00%
12% Convertible Notes Payable Due December 26, 2017 [Member] | Cobbolo Limited [Member]
Related Party Transactions (Textual)
Face amount													$ 50,000
Convertible debt													$ 53,438
Convertible Notes Payable [Member]
Related Party Transactions (Textual)
Amortization of debt discount																																$ 343,039	$ 614,277
Face amount																																58,732	67,101
Accrued interest																																59,249
Debt discount																																$ 141,591	$ 544,819
Strategic IR [Member]
Related Party Transactions (Textual)
Conversion price (in dollars per share)																		$ 0.0156
Face amount				$ 159,123	$ 22,000	$ 3,000	$ 37,500											$ 37,224	$ 159,123	$ 159,123		$ 2,000	$ 15,000							$ 159,123
Number of shares issued on debt conversion																		2,386,181
Description of conversion terms				The remaining balance of the May 15, 2019 convertible note purchased from Labrys Fund LP, 2019, including interest thereon with a new note in the aggregate principal amount of $159,123 with a maturity date of November 18, 2020, removing the conversion limitation of ownership of 9.99% and reducing the interest rate to 6% per annum.					The Company issued Strategic IR a Convertible Promissory Note in the aggregate principal amount of $14,583. The note had a maturity date of July 17, 2020 and a coupon of 6% per annum. The Company has the right to prepay the note provided it makes a prepayment penalty as set forth in the note. The outstanding principal amount of the note is convertible at any time into shares of the Company's common stock at a conversion price equal to 60% of the average of the lowest three trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.
Notes payable																											$ 168,000							$ 168,000
Interest rate				6.00%																												24.00%
Maturity date				Nov. 18, 2020	Jan. 13, 2020	Jan. 09, 2020	Dec. 10, 2019															Dec. 25, 2019	Nov. 17, 2019
Description of loans payable terms																											This loan was formalized into a written note on October 13, 2018 and bears interest at the rate of 10% per annum. The note had a maturity date of February 10, 2019. On March 18, 2019 the note was extended to February 10, 2020, and the interest rate was changed to 15%.
Debt conversion, description			Strategic IR purchased a portion of a note issued to Andrey Novikov by Qpagos Corporation in the principal amount of $65,953. On December 17, 2019, the company entered into a debt settlement with Strategic IR whereby the Note was assigned from Qpagos Corporation to the Company and was simultaneously settled by the issue of 2,231,768 shares of common stock at an issue price of $0.03 per share, thereby extinguishing the note. A loss on settlement of $67,953 was realized.					Conversion from Strategic IR, converting $108,882 of the April 25, 2018 convertible note acquired from Labrys Fund LP, into 37,034,605 pre reverse split (3,703,461 post reverse split that was effected in November 2019) shares of common stock at a conversion price of $0.003 pre reverse split ($0.03 post reverse split that was effected in November 2019) per share.													The Company entered into Securities Purchase Agreements with Strategic IR whereby the following notes totaling $79,500 previously advanced to the Company during the period August 19, 2019 to October 15, 2019, was converted into 4,486,750 shares of common stock at a conversion price of $0.037 per share, thereby extinguishing the notes and realizing a loss on conversion of $85,248.
Ownership percent				9.99%
Loss on conversion																		$ 51,064
Strategic IR [Member] | GS Capital Partners [Member]
Related Party Transactions (Textual)
Notes payable									$ 14,583
Interest rate									6.00%
Maturity date									Jul. 17, 2020
Description of loans payable terms									Strategic IR paid additional settlement costs of $14,583 including an early settlement penalty to GS Capital Partners.
Debt conversion, description									Strategic IR entered into a debt purchase agreement with GS Capital Partners, whereby the remaining balance of the September 19, 2019 convertible note in the aggregate principal amount of $33,252 plus accrued interest thereon of $2,165, was acquired for gross proceeds of $35,417.
Strategic IR [Member] | 12% Convertible Notes Due on December 8, 2018 [Member]
Related Party Transactions (Textual)
Conversion price (in dollars per share)														$ 0.20	$ 0.20
Description of extended maturity period														The maturity date was extended to December 8, 2019
Face amount														$ 20,000	$ 20,000
Accrued interest														20,164	164
Description of conversion terms								Thereon was $13,060 and was converted into 210,645 post reverse split shares.
Convertible debt														$ 20,164	$ 20,164
Interest rate														12.00%	12.00%
Maturity date														Feb. 21, 2019
Description of loans payable terms															Pursuant to the terms of an agreement entered into with the note holder, the maturity date of the note was extended to December 8, 2018 and the interest rate was increased to 15% per annum. On February 21, 2019 the maturity date was extended to December 8, 2019, with the interest rate remaining unchanged.
Debt conversion, description								The holders of convertible notes with a $0.20 fixed price conversion feature, entered into debt exchange agreements with the Company, whereby the aggregate principal amount of the convertible notes, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.
Increase interest rate														15.00%	15.00%
Strategic IR [Member] | 12% Convertible Notes Due on December 26, 2019 [Member]
Related Party Transactions (Textual)
Conversion price (in dollars per share)													$ 0.20
Description of extended maturity period													In terms of an agreement entered into with the note holder, the maturity date was extended to December 26, 2018 and the interest rate was increased to 15% per annum. On February 21, 2019 the maturity date was extended to December 26, 2019, with the interest rate remaining unchanged.
Face amount													$ 50,000
Accrued interest													3,740
Description of conversion terms								Thereon was $69,751 and was converted into 1,125,020 post reverse split shares on November 18, 2019.
Convertible debt													$ 53,740
Interest rate													12.00%
Debt conversion, description								The holders of convertible notes with a $0.20 fixed price conversion feature, entered into debt exchange agreements with us, whereby the aggregate principal amount of the convertible notes, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share. we did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.
Increase interest rate													15.00%
Strategic IR [Member] | 12% Convertible Notes Due on December 8, 2019 [Member]
Related Party Transactions (Textual)
Description of conversion terms								Thereon was $26,321 and was converted into 424,540 post reverse split shares.
Debt conversion, description								The holders of convertible notes with a $0.20 fixed price conversion feature, entered into debt exchange agreements with the Company, whereby the aggregate principal amount of the convertible notes, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.
Strategic IR [Member] | 15% Convertible Notes Payable Due December 26, 2019 [Member]
Related Party Transactions (Textual)
Conversion price (in dollars per share)													$ 0.20
Description of extended maturity period								The Company entered into an agreement with Gibbs, whereby the importation of kiosks and accessories was arranged and funded by Gibbs, Skigin funded a portion of the kiosks and accessories purchased under the same terms and conditions of the agreement entered into with Gibbs. Pursuant to the terms of the agreement, a 5% margin has been added to the cost of the kiosks and accessories purchased and to the liability outstanding. The amount was due on November 1, 2017.					On February 21, 2019 the maturity date was extended to December 26, 2019, with the interest rate remaining unchanged.
Face amount													$ 110,000
Accrued interest													5,535
Description of conversion terms								Thereon was $149,958 and was converted into 2,418,674 post reverse split shares on November 18, 2019.
Convertible debt													$ 115,535
Interest rate													12.00%
Debt conversion, description								The holders of convertible notes with a $0.20 fixed price conversion feature, entered into debt exchange agreements with the Company, whereby the aggregate principal amount of the convertible notes, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.
Increase interest rate													15.00%
Strategic IR [Member] | Convertible Notes Payable [Member]
Related Party Transactions (Textual)
Interest expense debt																		297
Face amount																		$ 14,583
Number of shares issued on debt conversion																		935,887
Loss on conversion																		$ 19,747
Strategic IR [Member] | Debt Exchange Agreement [Member]
Related Party Transactions (Textual)
Description of conversion terms								Thereon was $7196,307 and was converted into 3,166,240 post reverse split shares on November 18, 2019.
Debt conversion, description								The aggregate principal amount of the loans payable, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share. We did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.
Strategic IR [Member] | Debt Purchase Agreement [Member]
Related Party Transactions (Textual)
Description of conversion terms																		The Company received a conversion notice converting the aggregate principal sum of $159,123 and interest thereon into 10,007,882 shares of common stock at a conversion price of $0.0159 per share, thereby extinguishing the note and realizing a loss on conversion of $211,166.
Notes payable											$ 150,000
Interest rate											18.00%
Description of loans payable terms											Terms of the convertible note include a provision for an automatic note penalty of 50% of the note outstanding if the note is in default.
Debt conversion, description											Pursuant to the terms of a debt purchase agreement entered into with Labrys Fund LP. the $300,000 convertible promissory note issued on October 25, 2018, with a maturity date of April 25, 2019 and an original coupon of 8% per annum, was acquired by Strategic IR for gross proceeds of $302,367, including accrued interest thereon.							The Company received a conversion notice converting the aggregate principal sum of $37,224 into 2,386,181 shares of common stock at a conversion price of $0.0156 per share, thereby extinguishing the note and realizing a loss on conversion of $51,064.		The Company and Strategic IR entered into an exchange agreement, replacing the balance of the July 15, 2019 convertible note purchased from GS Capital Partners, including interest thereon with a new note in the aggregate principal amount of $37,224 with a maturity date of November 18, 2020, removing the conversion limitation of ownership of 9.99% and reducing the interest rate to 6% per annum.
Strategic IR [Member] | Debt Purchase Agreement [Member] | Bellridge Capital LP [Member]
Related Party Transactions (Textual)
Debt conversion, description										Pursuant to the terms of a debt purchase agreement entered into with Bellridge Capital LP, Strategic IR transferred and assigned the aggregate principal sum of $200,000 plus accrued interest thereon of $3,124, of the Convertible note acquired from Labrys Fund LP.
Vladimir Skiguine [Member]
Related Party Transactions (Textual)
Interest rate																																36.00%
Vladimir Skiguine [Member] | Debt Exchange Agreement [Member]
Related Party Transactions (Textual)
Description of conversion terms								Thereon was $74,662, after the interest was adjusted to $19,366 and was converted into 1,204,234 post reverse split shares on November 18, 2019.
Debt conversion, description								The aggregate principal amount of the loans payable, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share. We did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.
Vladimir Skiguine [Member]
Related Party Transactions (Textual)
Interest rate																												4.00%				4.00%
Maturity date																												Dec. 12, 2020				Dec. 12, 2020
Vladimir Skiguine [Member] | 18% Convertible Notes Payable Due September 18, 2018 [Member]
Related Party Transactions (Textual)
Description of extended maturity period												The Company had the right to prepay the note without penalty prior to maturity date. On September 13, 2018, the maturity date of the note was extended to January 11, 2019. On February 21, 2019 the maturity date was extended to September 13, 2019, with the interest rate changed to 15%.
Face amount												$ 49,491
Interest rate												15.00%
Vladimir Skiguine [Member] | Equipment funding [Member]
Related Party Transactions (Textual)
Description of conversion terms																								The balance of the note as of July 30, 2019, plus accrued interest thereon was $196,307 and was converted into 3,166,240 post reverse split shares on November 18, 2019.
Vladimir Skiguine [Member]
Related Party Transactions (Textual)
Interest rate																																18.00%
Maturity date																																Jan. 11, 2020
Debt conversion, description																	Debt purchase agreement entered into with Waketec OU, Mr. Skiguine acquired $30,000 of the promissory note issued to Waketec OU by Qpagos Corporation. On December 23, 2019, the Company entered into a debt settlement agreement whereby the company agreed to the assignment of the debt owed to Mr. Skiguine by Qpagos Corporation to the Company in exchange for a new promissory note in the principal amount of $30,000 issued by the Company. The promissory note is unsecured, bears interest at 4% per annum and matures on December 23, 2020. The balance of the promissory note, including interest thereon at December 31, 2019 is $30,026.
Vladimir Skiguine [Member] | Debt Exchange Agreement [Member]
Related Party Transactions (Textual)
Description of conversion terms								Thereon was $59,810 and was converted into 964,670 post reverse split shares on November 18, 2019.
Debt conversion, description	The Company entered into a debt exchange agreement with Mr. Skiguine, whereby the aggregate principal sum of $30,000 plus accrued interest of $49 was exchanged for 1,502,466 shares of common stock at an issue price of $0.02 per share, realizing a loss on exchange of $30,049.							The aggregate principal amount of the loans payable, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.
Vladimir Skiguine [Member] | Debt Purchase Agreement [Member]
Related Party Transactions (Textual)
Debt conversion, description			Mr. Skigin purchased a portion of a note issued to Andrey Novikov by Qpagos Corporation in the principal amount of $65,953. On December 17, 2019, the company entered into a debt settlement with Mr. Skigin whereby the Note was assigned from Qpagos Corporation to the Company and was simultaneously settled by the issue of 2,231,768 shares of common stock at an issue price of $0.03 per share, thereby extinguishing the note. A loss on settlement of $67,953 was realized.
Cobbolo Limited [Member] | 12% Convertible Notes Payable Due December 26, 2017 [Member]
Related Party Transactions (Textual)
Accrued interest													$ 3,438
Interest rate													12.00%
Increase interest rate													15.00%
Cobbolo Limited [Member] | 15% Convertible Notes Payable Due December 26, 2019 [Member]
Related Party Transactions (Textual)
Description of conversion terms								Thereon was $69,360 and was converted into 1,118,711 post-reverse split shares on November 18, 2019.
Debt conversion, description								The holders of convertible notes with a $0.20 fixed price conversion feature, entered into debt exchange agreements with the Company, whereby the aggregate principal amount of the convertible notes, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 pre reverse split) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.
Cobbolo Limited [Member] | 12% Convertible Notes Payable Due December 26, 2017 [Member]
Related Party Transactions (Textual)
Conversion price (in dollars per share)													$ 0.20
Face amount													$ 50,000
Accrued interest													2,959
Convertible debt													$ 52,959
Interest rate													12.00%
Increase interest rate													15.00%
Cobbolo Limited [Member] | 15% Convertible Notes Payable Due December 26, 2019 [Member]
Related Party Transactions (Textual)
Description of conversion terms								Thereon was $68,738 and was converted into 1,108,674 post-reverse split shares on November 18, 2019.
Debt conversion, description								The holders of convertible notes with a $0.20 fixed price conversion feature, entered into debt exchange agreements with the Company, whereby the aggregate principal amount of the convertible notes, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.
Gaston Pereira [Member]
Related Party Transactions (Textual)
Common stock, outstanding																									100,000
Exercise price																									$ 0.40
GlobalConsultingAlliance [Member]
Related Party Transactions (Textual)
Common stock, outstanding																									100,000
Exercise price																									$ 0.40
James Fuller [Member] | Restricted Stock [Member]
Related Party Transactions (Textual)
Shares issued for services (in shares)																2,000,000									7,000	12,000
Vladimir Skiguine [Member]
Related Party Transactions (Textual)
Notes payable																	$ 30,000
Interest rate																												5.00%				5.00%
Gibbs International Holdings [Member]
Related Party Transactions (Textual)
Interest rate																																14.40%